UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21761

Keeley Funds, Inc.

(Exact name of registrant as specified in charter)

141 West Jackson Boulevard
Suite 2150
Chicago, IL 60604

(Address of principal executive offices) (Zip code)

Kevin Keeley
141 West Jackson Boulevard
Suite 2150
Chicago, IL 60604

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-786-5000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

KEELEY Mid Cap Dividend Value Fund

Class A - KMDVX

Annual Shareholder Report - September 30, 2024

Fund Overview

This Annual shareholder report contains important information about KEELEY Mid Cap Dividend Value Fund - Class A (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund seeks long-term capital appreciation and current income through investments in equity securities of companies with a mid-sized market capitalization and that currently pay, or are reasonably expected to pay dividends to shareholders. The Adviser currently defines mid-cap market capitalization as securities within the range of the Russell Midcap® Value Index at the time of investment. The market cap range of the index changes daily, and as a result, the capitalization of small cap companies in which the Fund invests will also change. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mid Cap Dividend Value Fund - Class A	$138	1.20%

How did the Fund perform?

Over the last year, the Fund’s performance trailed that of its broad-based index, the Russell 1000 Index, because large cap stocks and growth stocks outperformed mid cap and value stocks. The Fund outperformed its benchmark, the Russell Midcap Value Index, over the last twelve months. Outperformance by dividend-paying stocks and good stock selection overcame a slight drag from unfavorable sector allocation and a bias toward smaller capitalization mid-caps to produce the solid results. Selection in the Health Care and Financials sectors produced much of the outperformance while the Fund’s holdings lagged in the Technology and Consumer Discretionary sectors.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	KEELEY Mid Cap Dividend Value Fund - Class A	KEELEY Mid Cap Dividend Value Fund - Class A (includes sales charge)	Russell 1000 Index	Russell Midcap Value Index
9/14	10,000	10,000	10,000	10,000
9/15	9,100	8,689	9,939	9,793
9/16	10,638	9,702	11,423	11,483
9/17	12,401	10,800	13,541	13,019
9/18	13,699	11,393	15,946	14,166
9/19	13,500	10,722	16,563	14,392
9/20	11,694	8,872	19,214	13,342
9/21	16,311	11,817	25,163	18,998
9/22	14,815	10,251	20,830	16,422
9/23	16,738	11,058	25,244	18,237
9/24	21,731	13,709	34,251	23,527

Average Annual Total Returns

	1 Year	5 Year	10 Year
KEELEY Mid Cap Dividend Value Fund - Class A	29.83%	9.99%	9.06%
KEELEY Mid Cap Dividend Value Fund - Class A (includes sales charge)	23.97%	8.98%	8.56%
Russell 1000 Index	35.68%	15.64%	13.10%
Russell Midcap Value Index	29.01%	10.33%	8.93%

Fund Statistics

  Total Net Assets$129,622,018
  Number of Portfolio Holdings82
  Portfolio Turnover Rate12%
  Management Fees$829,050

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NRG Energy Inc.	2.6%
Gen Digital Inc.	2.4%
Allison Transmission Holdings Inc.	2.1%
Jabil Inc.	2.0%
Lamar Advertising Co.	1.8%
UGI Corp.	1.7%
MDU Resources Group Inc.	1.7%
Equitable Holdings Inc.	1.7%
Franco-Nevada Corp.	1.6%
SouthState Corp.	1.6%

Portfolio Weighting (% of net assets)

Common Stocks	98.9%
U.S. Government Obligations	1.1%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%.

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	18.0%
Financial Services	16.5%
Diversified Industrial	9.0%
Health Care	7.3%
Building and Construction	5.3%
Food and Beverage	4.3%
Business Services	4.3%
Retail	4.2%
Other Industry sectors	31.1%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%.

KEELEY Mid Cap Dividend Value Fund

Annual Shareholder Report - September 30, 2024

Class A - KMDVX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@keeleyteton.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

KMDVX-24-ATSR

KEELEY Mid Cap Dividend Value Fund

Class I - KMDIX

Annual Shareholder Report - September 30, 2024

Fund Overview

This Annual shareholder report contains important information about KEELEY Mid Cap Dividend Value Fund - Class I (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund seeks long-term capital appreciation and current income through investments in equity securities of companies with a mid-sized market capitalization and that currently pay, or are reasonably expected to pay dividends to shareholders. The Adviser currently defines mid-cap market capitalization as securities within the range of the Russell Midcap® Value Index at the time of investment. The market cap range of the index changes daily, and as a result, the capitalization of small cap companies in which the Fund invests will also change. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mid Cap Dividend Value Fund - Class I	$109	0.95%

How did the Fund perform?

Over the last year, the Fund’s performance trailed that of its broad-based index, the Russell 1000 Index, because large cap stocks and growth stocks outperformed mid cap and value stocks. The Fund outperformed its benchmark, the Russell Midcap Value Index, over the last twelve months. Outperformance by dividend-paying stocks and good stock selection overcame a slight drag from unfavorable sector allocation and a bias toward smaller capitalization mid-caps to produce the solid results. Selection in the Health Care and Financials sectors produced much of the outperformance while the Fund’s holdings lagged in the Technology and Consumer Discretionary sectors.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	KEELEY Mid Cap Dividend Value Fund - Class I	Russell 1000 Index	Russell Midcap Value Index
9/14	10,000	10,000	10,000
9/15	9,128	9,939	9,793
9/16	10,696	11,423	11,483
9/17	12,500	13,541	13,019
9/18	13,847	15,946	14,166
9/19	13,675	16,563	14,392
9/20	11,877	19,214	13,342
9/21	16,609	25,163	18,998
9/22	15,121	20,830	16,422
9/23	17,130	25,244	18,237
9/24	22,292	34,251	23,527

Average Annual Total Returns

	1 Year	5 Year	10 Year
KEELEY Mid Cap Dividend Value Fund - Class I	30.13%	10.27%	9.33%
Russell 1000 Index	35.68%	15.64%	13.10%
Russell Midcap Value Index	29.01%	10.33%	8.93%

Fund Statistics

  Total Net Assets$129,622,018
  Number of Portfolio Holdings82
  Portfolio Turnover Rate12%
  Management Fees$829,050

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NRG Energy Inc.	2.6%
Gen Digital Inc.	2.4%
Allison Transmission Holdings Inc.	2.1%
Jabil Inc.	2.0%
Lamar Advertising Co.	1.8%
UGI Corp.	1.7%
MDU Resources Group Inc.	1.7%
Equitable Holdings Inc.	1.7%
Franco-Nevada Corp.	1.6%
SouthState Corp.	1.6%

Portfolio Weighting (% of net assets)

Common Stocks	98.9%
U.S. Government Obligations	1.1%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%.

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	18.0%
Financial Services	16.5%
Diversified Industrial	9.0%
Health Care	7.3%
Building and Construction	5.3%
Food and Beverage	4.3%
Business Services	4.3%
Retail	4.2%
Other Industry sectors	31.1%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%.

KEELEY Mid Cap Dividend Value Fund

Annual Shareholder Report - September 30, 2024

Class I - KMDIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@keeleyteton.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

KMDIX-24-ATSR

KEELEY Small Cap Dividend Value Fund

Class A - KSDVX

Annual Shareholder Report - September 30, 2024

Fund Overview

This Annual shareholder report contains important information about KEELEY Small Cap Dividend Value Fund - Class A (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund seeks long-term capital appreciation and current income through investments in equity securities of companies with a small market capitalization and that currently pay, or are reasonably expected to pay dividends to shareholders. The Adviser currently defines small market capitalization as securities within the range of the Russell 2000 Value® Index at the time of investment. The market cap range of the index changes daily, and as a result, the capitalization of small cap companies in which the Fund invests will also change. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Small Cap Dividend Value Fund - Class A	$149	1.29%

How did the Fund perform?

Over the last year, the Fund outperformed its broad-based index, the Russell 2000 Index, despite the underperformance of value stocks. It also significantly outperformed its comparative benchmark, the Russell 2000 Value Index. Small cap dividend payers outperformed non dividend payers, but most of the Fund’s relative performance came from strong stock selection. Our decisions about sector weights had minimal impact. The Fund’s holdings performed especially well in the Industrials, Energy, and Consumer Staples sectors of the market, while the Materials, Technology, and Health Care positions lagged their sectors.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	KEELEY Small Cap Dividend Value Fund - Class A	KEELEY Small Cap Dividend Value Fund - Class A (includes sales charge)	Russell 2000 Index	Russell 2000 Value Index
9/14	10,000	10,000	10,000	10,000
9/15	9,707	9,271	10,125	9,840
9/16	11,299	10,304	11,691	11,691
9/17	13,480	11,742	14,116	14,093
9/18	14,213	11,823	16,267	15,408
9/19	13,407	10,653	14,821	14,139
9/20	11,081	8,407	14,879	12,035
9/21	17,205	12,461	21,973	19,727
9/22	15,118	10,456	16,810	16,238
9/23	16,731	11,052	18,311	17,511
9/24	21,791	13,750	23,211	22,042

Average Annual Total Returns

	1 Year	5 Year	10 Year
KEELEY Small Cap Dividend Value Fund - Class A	30.24%	10.20%	8.10%
KEELEY Small Cap Dividend Value Fund - Class A (includes sales charge)	24.41%	9.19%	7.61%
Russell 2000 Index	26.76%	9.39%	8.78%
Russell 2000 Value Index	25.88%	9.29%	8.22%

Fund Statistics

  Total Net Assets$290,353,661
  Number of Portfolio Holdings78
  Portfolio Turnover Rate19%
  Management Fees$2,219,175

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Primoris Services Corp.	2.9%
Kontoor Brands Inc.	2.7%
The Ensign Group Inc.	2.5%
TechnipFMC plc	2.5%
CareTrust REIT Inc.	2.3%
Victory Capital Holdings Inc.	2.2%
Spectrum Brands Holdings Inc.	2.2%
Wintrust Financial Corp.	2.1%
SouthState Corp.	1.8%
KB Home	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	98.7%
U.S. Government Obligations	1.3%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%.

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	17.1%
Energy and Utilities	13.8%
Banking	12.0%
Health Care	9.9%
Diversified Industrial	9.4%
Business Services	9.3%
Consumer Products	4.9%
Building and Construction	4.6%
Other Industry sectors	19.0%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%.

KEELEY Small Cap Dividend Value Fund

Annual Shareholder Report - September 30, 2024

Class A - KSDVX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@keeleyteton.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

KSDVX-24-ATSR

KEELEY Small Cap Dividend Value Fund

Class I - KSDIX

Annual Shareholder Report - September 30, 2024

Fund Overview

This Annual shareholder report contains important information about KEELEY Small Cap Dividend Value Fund - Class I (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund seeks long-term capital appreciation and current income through investments in equity securities of companies with a small market capitalization and that currently pay, or are reasonably expected to pay dividends to shareholders. The Adviser currently defines small market capitalization as securities within the range of the Russell 2000 Value® Index at the time of investment. The market cap range of the index changes daily, and as a result, the capitalization of small cap companies in which the Fund invests will also change. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Small Cap Dividend Value Fund - Class I	$120	1.04%

How did the Fund perform?

Over the last year, the Fund outperformed its broad-based index, the Russell 2000 Index, despite the underperformance of value stocks. It also significantly outperformed its comparative benchmark, the Russell 2000 Value Index. Small cap dividend payers outperformed non dividend payers, but most of the Fund’s relative performance came from strong stock selection. Our decisions about sector weights had minimal impact. The Fund’s holdings performed especially well in the Industrials, Energy, and Consumer Staples sectors of the market, while the Materials, Technology, and Health Care positions lagged their sectors.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	KEELEY Small Cap Dividend Value Fund - Class I	Russell 2000 Index	Russell 2000 Value Index
9/14	10,000	10,000	10,000
9/15	9,732	10,125	9,840
9/16	11,355	11,691	11,691
9/17	13,585	14,116	14,093
9/18	14,361	16,267	15,408
9/19	13,583	14,821	14,139
9/20	11,263	14,879	12,035
9/21	17,525	21,973	19,727
9/22	15,427	16,810	16,238
9/23	17,129	18,311	17,511
9/24	22,362	23,211	22,042

Average Annual Total Returns

	1 Year	5 Year	10 Year
KEELEY Small Cap Dividend Value Fund - Class I	30.55%	10.48%	8.38%
Russell 2000 Index	26.76%	9.39%	8.78%
Russell 2000 Value Index	25.88%	9.29%	8.22%

Fund Statistics

  Total Net Assets$290,353,661
  Number of Portfolio Holdings78
  Portfolio Turnover Rate19%
  Management Fees$2,219,175

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Primoris Services Corp.	2.9%
Kontoor Brands Inc.	2.7%
The Ensign Group Inc.	2.5%
TechnipFMC plc	2.5%
CareTrust REIT Inc.	2.3%
Victory Capital Holdings Inc.	2.2%
Spectrum Brands Holdings Inc.	2.2%
Wintrust Financial Corp.	2.1%
SouthState Corp.	1.8%
KB Home	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	98.7%
U.S. Government Obligations	1.3%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%.

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	17.1%
Energy and Utilities	13.8%
Banking	12.0%
Health Care	9.9%
Diversified Industrial	9.4%
Business Services	9.3%
Consumer Products	4.9%
Building and Construction	4.6%
Other Industry sectors	19.0%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%.

KEELEY Small Cap Dividend Value Fund

Annual Shareholder Report - September 30, 2024

Class I - KSDIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@keeleyteton.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

KSDIX-24-ATSR

KEELEY Small-Mid Cap Value Fund

Class A - KSMVX

Annual Shareholder Report - September 30, 2024

Fund Overview

This Annual shareholder report contains important information about KEELEY Small-Mid Cap Value Fund - Class A (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund seeks long-term capital appreciation through investments in equity securities of companies with a small or mid-sized market capitalization. The Adviser currently defines small and mid-cap market capitalization as securities within the range of the Russell 2500 Value® Index at the time of investment. The market cap range of the index changes daily, and as a result, the capitalization of small and mid-cap companies in which the Fund invests will also change. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
KEELEY Small-Mid Cap Value Fund - Class A	$160	1.39%

How did the Fund perform?

Over the last year, the Fund’s performance trailed that of its broad-based index, the Russell 3000 Index, because large cap stocks and growth stocks outperformed small cap and value stocks. The Fund outperformed its comparative benchmark, the Russell 2500 Value Index, over the last twelve months. Stock selection drove the outperformance while sector allocation had little impact. The Fund’s holdings outperformed in eight of the eleven economic sectors and produced especially good results in the Health Care, Energy, and Financials sectors. They lagged the Russell 2500 Value Index in the Technology, Industrials, and Communications Services sectors.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	KEELEY Small-Mid Cap Value Fund - Class A	KEELEY Small-Mid Cap Value Fund - Class A (includes sales charge)	Russell 3000 Index	Russell 2500 Value Index
9/14	10,000	10,000	10,000	10,000
9/15	9,258	8,840	9,951	9,756
9/16	10,302	9,396	11,440	11,481
9/17	12,378	10,778	13,580	13,289
9/18	13,451	11,188	15,967	14,650
9/19	12,899	10,242	16,434	14,013
9/20	10,975	8,325	18,899	12,244
9/21	16,979	12,295	24,924	18,903
9/22	13,787	9,535	20,530	16,001
9/23	16,262	10,745	24,730	17,816
9/24	21,179	13,369	33,432	22,553

Average Annual Total Returns

	1 Year	5 Year	10 Year
KEELEY Small-Mid Cap Value Fund - Class A	30.24%	10.43%	7.79%
KEELEY Small-Mid Cap Value Fund - Class A (includes sales charge)	24.42%	9.42%	7.30%
Russell 3000 Index	35.19%	15.26%	12.83%
Russell 2500 Value Index	26.59%	9.99%	8.47%

Fund Statistics

  Total Net Assets$30,078,106
  Number of Portfolio Holdings86
  Portfolio Turnover Rate26%
  Management Fees$172,024

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Knife River Corp.	2.1%
Equitable Holdings Inc.	2.1%
Spectrum Brands Holdings Inc.	2.0%
The Pennant Group Inc.	1.9%
NRG Energy Inc.	2.0%
Kontoor Brands Inc.	1.9%
Tri Pointe Homes Inc.	1.9%
MDU Resources Group Inc.	1.8%
TechnipFMC plc	1.8%
The Ensign Group Inc.	1.8%

Portfolio Weighting (% of net assets)

Common Stocks	98.9%
U.S. Government Obligations	1.1%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%.

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	13.7%
Financial Services	13.6%
Health Care	12.9%
Diversified Industrial	8.9%
Business Services	8.3%
Building and Construction	7.4%
Consumer Products	7.4%
Food and Beverage	4.5%
Other Industry sectors	23.3%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%.

KEELEY Small-Mid Cap Value Fund

Annual Shareholder Report - September 30, 2024

Class A - KSMVX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@keeleyteton.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

KSMVX-24-ATSR

KEELEY Small-Mid Cap Value Fund

Class I - KSMIX

Annual Shareholder Report - September 30, 2024

Fund Overview

This Annual shareholder report contains important information about KEELEY Small-Mid Cap Value Fund - Class I (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund seeks long-term capital appreciation through investments in equity securities of companies with a small or mid-sized market capitalization. The Adviser currently defines small and mid-cap market capitalization as securities within the range of the Russell 2500 Value® Index at the time of investment. The market cap range of the index changes daily, and as a result, the capitalization of small and mid-cap companies in which the Fund invests will also change. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
KEELEY Small-Mid Cap Value Fund - Class I	$132	1.14%

How did the Fund perform?

Over the last year, the Fund’s performance trailed that of its broad-based index, the Russell 3000 Index, because large cap stocks and growth stocks outperformed small cap and value stocks. The Fund outperformed its comparative benchmark, the Russell 2500 Value Index, over the last twelve months. Stock selection drove the outperformance while sector allocation had little impact. The Fund’s holdings outperformed in eight of the eleven economic sectors and produced especially good results in the Health Care, Energy, and Financials sectors. They lagged the Russell 2500 Value Index in the Technology, Industrials, and Communications Services sectors.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	KEELEY Small-Mid Cap Value Fund - Class I	Russell 3000 Index	Russell 2500 Value Index
9/14	10,000	10,000	10,000
9/15	9,282	9,951	9,756
9/16	10,358	11,440	11,481
9/17	12,469	13,580	13,289
9/18	13,591	15,967	14,650
9/19	13,065	16,434	14,013
9/20	11,146	18,899	12,244
9/21	17,285	24,924	18,903
9/22	14,068	20,530	16,001
9/23	16,626	24,730	17,816
9/24	21,735	33,432	22,553

Average Annual Total Returns

	1 Year	5 Year	10 Year
KEELEY Small-Mid Cap Value Fund - Class I	30.73%	10.72%	8.07%
Russell 3000 Index	35.19%	15.26%	12.83%
Russell 2500 Value Index	26.59%	9.99%	8.47%

Fund Statistics

  Total Net Assets$30,078,106
  Number of Portfolio Holdings86
  Portfolio Turnover Rate26%
  Management Fees$172,024

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Knife River Corp.	2.1%
Equitable Holdings Inc.	2.1%
Spectrum Brands Holdings Inc.	2.0%
The Pennant Group Inc.	1.9%
NRG Energy Inc.	2.0%
Kontoor Brands Inc.	1.9%
Tri Pointe Homes Inc.	1.9%
MDU Resources Group Inc.	1.8%
TechnipFMC plc	1.8%
The Ensign Group Inc.	1.8%

Portfolio Weighting (% of net assets)

Common Stocks	98.9%
U.S. Government Obligations	1.1%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%.

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	13.7%
Financial Services	13.6%
Health Care	12.9%
Diversified Industrial	8.9%
Business Services	8.3%
Building and Construction	7.4%
Consumer Products	7.4%
Food and Beverage	4.5%
Other Industry sectors	23.3%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%.

KEELEY Small-Mid Cap Value Fund

Annual Shareholder Report - September 30, 2024

Class I - KSMIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@keeleyteton.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

KSMIX-24-ATSR

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(c)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(d)	Not applicable.

(e)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Jerome Klingenberger is qualified to serve as audit committee financial expert serving on its audit committee and that he is“independent,” as defined by Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $69,259 in 2023 and $70,644 in 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2023 and $0 in 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $16,245 in 2023 and $16,575 in 2024.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are 0 in 2023 and $0 in 2024.

(e)(1)	Audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a“Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) N/A

(d) N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $16,245 in 2023 and $16,575 in 2024.

(h)	The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable

(j)	The registrant is not a foreign issuer.

A-i

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

KEELEY Small Cap Dividend Value Fund

KEELEY Small-Mid Cap Value Fund

KEELEY Mid Cap Dividend Value Fund

Annual Report

September 30, 2024

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of September 30, 2024:

KEELEY Small Cap Dividend Value Fund
Financial Services	17.1%
Energy and Utilities	13.8%
Banking	12.0%
Health Care	9.9%
Diversified Industrial	9.4%
Business Services	9.3%
Consumer Products	4.9%
Building and Construction	4.6%
Retail	3.5%
Equipment and Supplies	2.8%
Metals and Mining	2.2%
Consumer Services	1.6%
Computer Software and Services	1.6%
Broadcasting	1.4%
Food and Beverage	1.4%
U.S. Government Obligations	1.3%
Paper and Forest Products	1.2%
Automotive	1.0%
Electronics	1.0%
Other Assets and Liabilities (Net)	0.0%*
100.0%

*	Amount represents less than 0.05%.

KEELEY Small-Mid Cap Value Fund
Energy and Utilities	13.7%
Financial Services	13.6%
Health Care	12.9%
Diversified Industrial	8.9%
Business Services	8.3%
Building and Construction	7.4%
Consumer Products	7.4%
Food and Beverage	4.5%
Banking	3.8%
Hotels and Gaming	3.3%
Computer Software and Services	2.9%
Metals and Mining	2.4%
Communication Services	2.3%
Retail	1.9%
Specialty Chemicals	1.7%
Containers and Packaging	1.3%
U.S. Government Obligations	1.1%
Entertainment	0.9%
Broadcasting	0.9%
Real Estate	0.8%
Other Assets and Liabilities (Net)	0.0%*
100.0%

*	Amount represents less than 0.05%.

KEELEY Mid Cap Dividend Value Fund
Energy and Utilities	18.0%
Financial Services	16.5%
Diversified Industrial	9.0%
Health Care	7.3%
Building and Construction	5.3%
Business Services	4.3%
Food and Beverage	4.3%
Retail	4.2%
Electronics	4.0%
Computer Software and Services	3.6%
Machinery	3.6%
Automotive: Parts and Accessories	3.2%
Specialty Chemicals	2.8%
Consumer Products	2.6%
Hotels and Gaming	2.2%
Metals and Mining	1.6%
Consumer Services	1.3%
Equipment and Supplies	1.2%
Containers and Packaging	1.2%
U.S. Government Obligations	1.1%
Broadcasting	1.0%
Environmental Services	1.0%
Real Estate	0.7%
Other Assets and Liabilities (Net)	0.0%*
100.0%

*	Amount represents less than 0.05%.

KEELEY Small Cap Dividend Value Fund

Schedule of Investments — September 30, 2024

Shares		Cost	Market Value
	COMMON STOCKS — 98.7%
	Automotive — 1.0%
85,725	Standard Motor Products Inc.	$3,123,330	$2,846,070

	Banking — 12.0%
90,468	Atlantic Union Bankshares Corp.	2,781,608	3,407,930
122,871	Cadence Bank	1,798,581	3,913,441
152,503	Columbia Banking System Inc.	4,744,567	3,981,853
114,921	First Bancorp/Southern Pines NC	2,530,706	4,779,564
136,013	NCR Atleos Corp.†	2,854,830	3,880,451
145,187	South Plains Financial Inc.	3,426,875	4,924,743
123,056	Timberland Bancorp Inc.	3,537,173	3,723,675
56,556	Wintrust Financial Corp.	3,114,688	6,138,023
		24,789,028	34,749,680
	Broadcasting — 1.4%
24,940	Nexstar Media Group Inc.	1,137,426	4,123,829

	Building and Construction — 4.6%
59,106	KB Home	1,109,528	5,064,793
143,290	Primoris Services Corp.	2,449,035	8,322,283
		3,558,563	13,387,076
	Business Services — 9.3%
88,680	ABM Industries Inc.	4,134,976	4,678,757
84,565	Cass Information Systems Inc.	3,358,548	3,507,756
124,274	EVERTEC Inc.	4,307,985	4,211,646
161,197	Heartland Express Inc.	2,295,540	1,979,499
260,869	Outfront Media Inc., REIT	5,730,468	4,794,772
134,821	Plymouth Industrial REIT Inc.	2,988,570	3,046,955
118,973	STAG Industrial Inc., REIT	3,117,418	4,650,654
		25,933,505	26,870,039
	Computer Software and Services — 1.6%
68,556	Progress Software Corp.	3,243,245	4,618,618

	Consumer Products — 4.9%
97,458	Kontoor Brands Inc.	2,190,158	7,970,115
66,091	Spectrum Brands Holdings Inc.	3,469,504	6,287,898
		5,659,662	14,258,013
	Consumer Services — 1.6%
98,696	National Storage Affiliates Trust, REIT	2,947,655	4,757,147

	Diversified Industrial — 9.4%
91,442	Columbus McKinnon Corp.	3,144,494	3,291,912
74,329	Crane NXT Co.	3,652,088	4,169,857
19,318	Enpro Inc.	1,882,544	3,132,993
37,960	Esab Corp.	1,546,204	4,035,528
100,598	Helios Technologies Inc.	4,267,551	4,798,524
65,454	Olin Corp.	745,776	3,140,483
26,791	Spirit AeroSystems Holdings Inc., Cl. A†	610,680	870,975
45,338	VSE Corp.	2,192,928	3,750,813
		18,042,265	27,191,085
	Electronics — 1.0%
35,986	Dolby Laboratories Inc., Cl. A	2,440,928	2,754,008
Shares		Cost	Market Value
	Energy and Utilities — 13.8%
262,382	Algonquin Power & Utilities Corp., New York	$1,475,348	$1,429,982
57,796	ALLETE Inc.	2,119,016	3,709,925
28,380	Argan Inc.	918,540	2,878,583
84,584	Atlantica Sustainable Infrastructure plc	1,266,854	1,859,156
162,808	Atlas Energy Solutions Inc.	3,024,865	3,549,214
47,817	Black Hills Corp.	2,708,664	2,922,575
69,226	ChampionX Corp.	1,532,240	2,087,164
23,886	Chord Energy Corp.	1,415,255	3,110,674
55,777	International Seaways Inc.	1,006,541	2,875,862
117,730	Primo Water Corp.	1,496,258	2,972,683
66,200	Sable Offshore Corp.†	1,438,261	1,564,306
54,069	Southwest Gas Holdings Inc.	3,311,816	3,988,130
275,127	TechnipFMC plc	1,826,753	7,216,581
		23,540,411	40,164,835
	Equipment and Supplies — 2.8%
864,791	Ardagh Metal Packaging SA	3,743,595	3,260,262
79,640	Cactus Inc., Cl. A	2,542,160	4,752,119
		6,285,755	8,012,381
	Financial Services — 17.1%
97,243	Air Lease Corp.	2,226,294	4,404,135
244,501	Alpine Income Property Trust Inc., REIT	4,216,064	4,449,918
97,350	Enact Holdings Inc.	1,885,419	3,536,726
102,313	Federated Hermes Inc.	3,608,563	3,762,049
134,405	Hilltop Holdings Inc.	4,048,224	4,322,465
145,292	Pacific Premier Bancorp Inc.	2,995,979	3,655,547
92,328	Sila Realty Trust Inc.	2,276,092	2,334,975
204,048	Silvercrest Asset Management Group Inc., Cl. A	2,335,768	3,517,788
53,067	SouthState Corp.	4,356,056	5,157,051
94,870	Synovus Financial Corp.	2,646,870	4,218,869
115,622	Victory Capital Holdings Inc., Cl. A	3,812,011	6,405,459
123,475	Virtu Financial Inc., Cl. A	2,611,123	3,761,048
		37,018,463	49,526,030
	Food and Beverage — 1.4%
233,844	WK Kellogg Co.	2,889,276	4,001,071

	Health Care — 9.9%
216,100	CareTrust REIT Inc.	2,337,812	6,668,846
2,191	Chemed Corp.	757,890	1,316,725
209,055	Embecta Corp.	4,673,859	2,947,675
419,672	Global Medical REIT Inc.	4,272,124	4,158,950
20,470	Mesa Laboratories Inc.	2,045,522	2,658,234
146,731	Perrigo Co. plc	6,110,356	3,848,754
50,496	The Ensign Group Inc.	889,054	7,262,335
		21,086,617	28,861,519
	Metals and Mining — 2.2%
45,938	Kaiser Aluminum Corp.	1,606,768	3,331,424
166,937	Osisko Gold Royalties Ltd.	2,671,357	3,090,004
		4,278,125	6,421,428
	Paper and Forest Products — 1.2%
529,858	Mercer International Inc.	4,984,689	3,587,139

	Retail — 3.5%
92,355	Jack in the Box Inc.	5,764,473	4,298,202

See accompanying notes to financial statements.

KEELEY Small Cap Dividend Value Fund

Schedule of Investments (Continued) — September 30, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
11,507	Penske Automotive Group Inc.	$201,378	$1,868,967
94,127	Shoe Carnival Inc.	2,201,814	4,127,469
		8,167,665	10,294,638
	TOTAL COMMON STOCKS	199,126,608	286,424,606
Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 1.3%
$3,895,000	U.S. Treasury Bills,
	4.540% to 5.145%††, 11/07/24 to 12/26/24	$3,859,844	$3,860,565

	TOTAL U.S. GOVERNMENT OBLIGATIONS	3,859,844	3,860,565

	TOTAL INVESTMENTS — 100.0%	$202,986,452	290,285,171

	Other Assets and Liabilities (Net) — 0.0%		68,490

	NET ASSETS — 100.0%		$290,353,661

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

KEELEY Small-Mid Cap Value Fund

Schedule of Investments — September 30, 2024

			Market
Shares		Cost	Value
	COMMON STOCKS — 98.9%
	Banking — 3.8%
16,542	Columbia Banking System Inc.	$471,767	$431,912
10,641	NCR Atleos Corp.†	227,686	303,588
3,689	Wintrust Financial Corp.	168,199	400,367
		867,652	1,135,867
	Broadcasting — 0.9%
1,681	Nexstar Media Group Inc.	96,953	277,953

	Building and Construction — 7.4%
3,963	Fortune Brands Innovations Inc.	83,116	354,807
7,247	Knife River Corp.†	271,565	647,809
20,102	Landsea Homes Corp.†	238,681	248,260
10,857	Summit Materials Inc., Cl. A†	346,944	423,749
12,419	Tri Pointe Homes Inc.†	249,024	562,705
		1,189,330	2,237,330
	Business Services — 8.3%
6,464	Howard Hughes Holdings Inc.†	478,708	500,508
3,948	Lamar Advertising Co., Cl. A, REIT	215,278	527,453
25,618	Outfront Media Inc., REIT	383,711	470,859
17,455	Vestis Corp.	316,577	260,079
11,174	Vontier Corp.	310,855	377,011
1,751	WEX Inc.†	58,359	367,237
		1,763,488	2,503,147
	Communication Services — 2.3%
12,713	RXO Inc.†	232,628	355,964
6,873	Ziff Davis Inc.†	399,460	334,440
		632,088	690,404
	Computer Software and Services — 2.9%
20,644	N-able Inc.†	276,107	269,611
18,961	NCR Voyix Corp.†	308,785	257,301
2,956	TD SYNNEX Corp.	241,336	354,956
		826,228	881,868
	Consumer Products — 7.4%
2,902	Brunswick Corp.	150,929	243,246
6,057	Hasbro Inc.	373,433	438,042
7,178	Kontoor Brands Inc.	118,083	587,017
3,530	PVH Corp.	247,887	355,930
6,222	Spectrum Brands Holdings Inc.	321,209	591,961
		1,211,541	2,216,196
	Containers and Packaging — 1.3%
103,290	Ardagh Metal Packaging SA	423,805	389,403

	Diversified Industrial — 8.9%
3,634	Chart Industries Inc.†	321,386	451,125
1,911	Crane Co.	124,581	302,473
5,675	Crane NXT Co.	240,266	318,367
3,634	Esab Corp.	177,637	386,330
9,554	GXO Logistics Inc.†	504,849	497,477
2,096	ITT Inc.	37,153	313,373
5,622	nVent Electric plc	147,214	395,002
		1,553,086	2,664,147
	Energy and Utilities — 13.7%
40,992	Algonquin Power & Utilities Corp., New York	230,494	223,406
Shares		Cost	Market Value
7,640	Atlantica Sustainable Infrastructure plc	$187,791	$167,927
3,931	ChampionX Corp.	63,626	118,520
3,826	Chesapeake Energy Corp.	220,924	314,688
1,801	Chord Energy Corp.	106,068	234,544
7,168	Evergy Inc.	395,261	444,488
4,550	International Seaways Inc.	55,199	234,598
19,753	MDU Resources Group Inc.	305,682	541,430
6,450	NRG Energy Inc.	78,126	587,595
12,808	Sable Offshore Corp.†	134,862	302,653
5,438	Southwest Gas Holdings Inc.	325,954	401,107
20,421	TechnipFMC plc	145,544	535,643
		2,249,531	4,106,599
	Entertainment — 0.9%
6,756	Atlanta Braves Holdings Inc., Cl. C†	247,204	268,889
602	Seaport Entertainment Group Inc.†	19,903	16,507
		267,107	285,396
	Financial Services — 13.6%
8,381	Air Lease Corp.	173,469	379,576
8,296	Amerant Bancorp Inc.	139,045	177,286
10,993	Brightsphere Investment Group Inc.	129,306	279,222
10,410	Enact Holdings Inc.	201,459	378,195
14,822	Equitable Holdings Inc.	304,173	622,969
12,210	FS KKR Capital Corp.	172,436	240,903
4,343	Popular Inc.	241,628	435,473
5,305	SouthState Corp.	313,093	515,540
8,790	Synovus Financial Corp.	268,257	390,891
12,635	Virtu Financial Inc., Cl. A	274,906	384,862
3,593	Voya Financial Inc.	88,395	284,637
		2,306,167	4,089,554
	Food and Beverage — 4.5%
3,432	Kellanova	195,420	276,997
5,050	Lamb Weston Holdings Inc.	217,442	326,937
5,507	Molson Coors Beverage Co., Cl. B	244,316	316,763
24,914	WK Kellogg Co.	340,277	426,278
		997,455	1,346,975
	Health Care — 12.9%
17,201	CareTrust REIT Inc.	187,777	530,823
24,043	Embecta Corp.	431,022	339,006
4,207	Enovis Corp.†	301,885	181,111
9,219	GRAIL Inc.†	145,098	126,853
824	Labcorp Holdings Inc.	79,980	184,148
15,236	Organon & Co.	441,118	291,465
12,029	Perrigo Co. plc	511,375	315,521
7,166	Solventum Corp.†	436,313	499,613
3,706	The Ensign Group Inc.	169,818	532,997
16,485	The Pennant Group Inc.†	183,397	588,514
19,118	Zimvie Inc.†	153,487	303,403
		3,041,270	3,893,454
	Hotels and Gaming — 3.3%
8,192	Gaming and Leisure Properties Inc., REIT	255,723	421,478
7,418	VICI Properties Inc., REIT	142,916	247,094

See accompanying notes to financial statements.

KEELEY Small-Mid Cap Value Fund

Schedule of Investments (Continued) — September 30, 2024

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
4,024	Wyndham Hotels & Resorts Inc.	$233,553	$314,435
		632,192	983,007
	Metals and Mining — 2.4%
5,056	Kaiser Aluminum Corp.	248,665	366,661
18,387	Osisko Gold Royalties Ltd.	299,785	340,344
		548,450	707,005
	Real Estate — 0.8%
9,650	Sila Realty Trust Inc.	237,996	244,049

	Retail — 1.9%
7,096	Bath & Body Works Inc.	269,366	226,504
999	Penske Automotive Group Inc.	16,126	162,258
6,856	Victoria's Secret & Co.†	335,501	176,199
		620,993	564,961
	Specialty Chemicals — 1.7%
2,914	Ashland Inc.	24,469	253,430
6,374	Valvoline Inc.†	25,660	266,752
		50,129	520,182
	TOTAL COMMON STOCKS	19,515,461	29,737,497
Shares		Cost	Market Value
	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
7,970	Electriq Power Holdings Inc., expire 07/31/28†	$5,010	$2

	TOTAL WARRANTS	5,010	2

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.1%
$335,000	U.S. Treasury Bill,
	5.129%††, 11/14/24	332,925	333,103

	TOTAL U.S. GOVERNMENT OBLIGATIONS	332,925	333,103

	TOTAL INVESTMENTS — 100.0%	$19,853,396	30,070,602

	Other Assets and Liabilities (Net) — 0.0%		7,504

	NET ASSETS — 100.0%		$30,078,106

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

KEELEY Mid Cap Dividend Value Fund

Schedule of Investments — September 30, 2024

Shares		Cost	Market Value
	COMMON STOCKS — 98.9%
	Automotive: Parts and Accessories — 3.2%
28,536	Allison Transmission Holdings Inc.	$1,191,335	$2,741,453
15,305	Autoliv Inc.	1,017,679	1,429,028
		2,209,014	4,170,481
	Broadcasting — 1.0%
7,588	Nexstar Media Group Inc.	710,873	1,254,676

	Building and Construction — 5.3%
17,706	Fortune Brands Innovations Inc.	686,946	1,585,218
23,392	KB Home	530,704	2,004,460
18,875	Knife River Corp.†	659,266	1,687,236
6,557	Vulcan Materials Co.	912,858	1,642,070
		2,789,774	6,918,984
	Business Services — 4.3%
18,051	Lamar Advertising Co., Cl. A, REIT	1,091,668	2,411,614
15,827	Omnicom Group Inc.	1,235,371	1,636,353
39,665	STAG Industrial Inc., REIT	1,200,824	1,550,505
		3,527,863	5,598,472
	Computer Software and Services — 3.6%
111,139	Gen Digital Inc.	2,145,880	3,048,543
13,418	TD SYNNEX Corp.	1,087,319	1,611,233
		3,233,199	4,659,776
	Consumer Products — 2.6%
17,438	Brunswick Corp.	839,651	1,461,653
27,034	Hasbro Inc.	1,552,130	1,955,099
		2,391,781	3,416,752
	Consumer Services — 1.3%
22,584	Equity LifeStyle Properties Inc., REIT	788,988	1,611,143

	Containers and Packaging — 1.2%
411,200	Ardagh Metal Packaging SA	1,640,674	1,550,224

	Diversified Industrial — 9.0%
14,369	Cabot Corp.	965,315	1,606,023
12,368	Crane Co.	776,952	1,957,607
27,105	Crane NXT Co.	1,171,579	1,520,590
13,686	ITT Inc.	513,599	2,046,194
21,725	Jabil Inc.	1,096,585	2,603,307
28,266	nVent Electric plc	836,705	1,985,969
		5,360,735	11,719,690
	Electronics — 4.0%
5,951	Agilent Technologies Inc.	233,546	883,605
15,048	Dolby Laboratories Inc., Cl. A	811,780	1,151,623
14,457	Skyworks Solutions Inc.	1,380,177	1,427,918
10,329	WESCO International Inc.	1,483,717	1,735,065
		3,909,220	5,198,211
	Energy and Utilities — 18.0%
18,210	Black Hills Corp.	1,053,379	1,112,995
18,605	ChampionX Corp.	386,374	560,941
19,274	Chesapeake Energy Corp.	1,097,920	1,585,286
10,393	Diamondback Energy Inc.	466,426	1,791,753
31,256	Evergy Inc.	1,641,020	1,938,185
37,285	Exelon Corp.	1,602,286	1,511,907
7,564	GE Vernova Inc.†	932,854	1,928,669
81,790	MDU Resources Group Inc.	1,513,503	2,241,864
Shares		Cost	Market Value
86,194	NOV Inc.	$1,582,962	$1,376,518
36,739	NRG Energy Inc.	773,074	3,346,923
22,522	Southwest Gas Holdings Inc.	1,379,932	1,661,223
41,141	TechnipFMC plc	893,833	1,079,128
90,764	UGI Corp.	2,481,173	2,270,915
6,502	Valero Energy Corp.	213,424	877,965
		16,018,160	23,284,272
	Environmental Services — 1.0%
11,210	Veralto Corp.	764,034	1,253,951

	Equipment and Supplies — 1.2%
18,932	The Timken Co.	1,178,254	1,595,778

	Financial Services — 16.5%
35,576	Air Lease Corp.	777,643	1,611,237
3,135	Ameriprise Financial Inc.	264,667	1,472,854
3,183	Arthur J. Gallagher & Co.	109,214	895,601
44,367	Columbia Banking System Inc.	1,233,897	1,158,422
19,447	Comerica Inc.	971,072	1,165,070
6,310	Discover Financial Services	263,202	885,230
53,153	Equitable Holdings Inc.	1,050,166	2,234,021
18,733	Popular Inc.	1,017,863	1,878,358
26,804	Prosperity Bancshares Inc.	1,750,840	1,931,764
5,441	Reinsurance Group of America Inc.	433,998	1,185,431
21,146	SouthState Corp.	1,257,263	2,054,968
36,785	Synovus Financial Corp.	1,193,538	1,635,829
53,601	Virtu Financial Inc., Cl. A	1,092,139	1,632,687
20,638	Voya Financial Inc.	665,796	1,634,942
		12,081,298	21,376,414
	Food and Beverage — 4.3%
26,668	Conagra Brands Inc.	692,299	867,243
19,684	Kellanova	1,037,392	1,588,696
21,040	Lamb Weston Holdings Inc.	827,124	1,362,129
29,690	Molson Coors Beverage Co., Cl. B	1,342,100	1,707,769
		3,898,915	5,525,837
	Health Care — 7.3%
3,370	Chemed Corp.	1,529,567	2,025,269
19,998	Encompass Health Corp.	981,718	1,932,607
29,149	Organon & Co.	882,510	557,620
39,870	Perrigo Co. plc	1,772,125	1,045,790
13,458	The Ensign Group Inc.	1,046,815	1,935,530
8,602	Universal Health Services Inc., Cl. B	990,774	1,969,944
		7,203,509	9,466,760
	Hotels and Gaming — 2.2%
50,640	VICI Properties Inc., REIT	967,868	1,686,818
14,561	Wyndham Hotels & Resorts Inc.	629,981	1,137,797
		1,597,849	2,824,615
	Machinery — 3.6%
10,203	BWX Technologies Inc.	666,139	1,109,066
16,841	Oshkosh Corp.	1,226,346	1,687,637
11,197	Regal Rexnord Corp.	1,710,107	1,857,358
		3,602,592	4,654,061

See accompanying notes to financial statements.

KEELEY Mid Cap Dividend Value Fund

Schedule of Investments (Continued) — September 30, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Metals and Mining — 1.6%
17,023	Franco-Nevada Corp.	$1,510,710	$2,115,108

	Real Estate — 0.7%
26,317	Highwoods Properties Inc., REIT	1,015,532	881,883

	Retail — 4.2%
30,535	Bath & Body Works Inc.	992,250	974,677
70,264	Brixmor Property Group Inc., REIT	1,021,515	1,957,555
17,204	PVH Corp.	1,348,649	1,734,680
30,999	Victoria’s Secret & Co.†	1,768,755	796,674
		5,131,169	5,463,586
	Specialty Chemicals — 2.8%
8,858	Ashland Inc.	658,923	770,380
27,864	Olin Corp.	319,390	1,336,915
12,544	RPM International Inc.	559,270	1,517,824
		1,537,583	3,625,119
	TOTAL COMMON STOCKS	82,101,726	128,165,793
Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 1.1%
$1,420,000	U.S. Treasury Bills,
	4.757% to 5.033%††, 12/05/24 to 03/06/25	$1,397,218	$1,398,899

	TOTAL U.S. GOVERNMENT OBLIGATIONS	1,397,218	1,398,899

	TOTAL INVESTMENTS — 100.0%	$83,498,944	129,564,692

	Other Assets and Liabilities (Net) — 0.0%		57,326

	NET ASSETS — 100.0%		$129,622,018

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

KEELEY Funds

Statements of Assets and Liabilities

September 30, 2024

	Small Cap Dividend Value Fund	Small-Mid Cap Value Fund	Mid Cap Dividend Value Fund
Assets:
Investments, at value (Cost $202,986,452, $19,853,396, and $83,498,944, respectively)	$290,285,171	$30,070,602	$129,564,692
Cash	9,433	10,510	—
Receivable for Fund shares sold	97,395	—	5,134
Receivable from Adviser	41,854	14,366	25,060
Dividends and interest receivable	401,553	32,262	159,781
Prepaid expenses	80,057	33,418	48,123
Total Assets	290,915,463	30,161,158	129,802,790
Liabilities:
Payable to bank	—	—	15,874
Payable for Fund shares redeemed	96,085	—	801
Payable for investment advisory fees	234,348	24,378	93,328
Payable for distribution fees	34,423	2,347	2,929
Payable for accounting fees	2,563	1,489	406
Payable for custodian fees	24,362	6,768	10,367
Payable for legal and audit fees	39,791	31,968	32,506
Payable for shareholder communications expenses	60,905	9,285	14,532
Payable for shareholder services fees	60,989	5,101	8,625
Payable for chief compliance officer compensation	6,564	777	161
Other accrued expenses	1,772	939	1,243
Total Liabilities	561,802	83,052	180,772
Commitments and Contingencies (See Note 3)
Net Assets	$290,353,661	$30,078,106	$129,622,018

Net Assets Consist of:
Paid-in capital	$184,862,436	$16,915,630	$76,234,215
Total distributable earnings	105,491,225	13,162,476	53,387,803
Net Assets	$290,353,661	$30,078,106	$129,622,018

Shares of Capital Stock, each at $0.0001 par value:
Class A:
Net assets	$170,399,955	$11,528,702	$14,648,506
Capital Shares outstanding	9,277,629	1,157,080	462,694
Net Asset Value and redemption price per share (100,000,000 shares authorized)	$18.37	$9.96	$31.66
Maximum offering price per share (NAV ÷ 0.9550, based on maximum sales charge of 4.50% of the offering price)	$19.24	$10.43	$33.15
Class I:
Net assets	$119,953,706	$18,549,404	$114,973,512
Capital Shares outstanding	6,527,537	1,790,783	3,640,813
Net Asset Value, offering, and redemption price per share (100,000,000 shares authorized)	$18.38	$10.36	$31.58

See accompanying notes to financial statements.

KEELEY Funds

Statements of Operations

For the Year Ended September 30, 2024

	Small Cap Dividend Value Fund	Small-Mid Cap Value Fund	Mid Cap Dividend Value Fund
Investment Income:
Dividends (net of foreign withholding taxes of $74,070, $8,814, and $32,924, respectively)	$7,672,166	$669,917	$2,848,653
Interest	276,869	32,515	116,428
Total Investment Income	7,949,035	702,432	2,965,081
Expenses:
Investment advisory fees	2,798,440	290,002	1,076,412
Distribution fees - Class A	408,855	27,581	33,466
Accounting fees	69,961	7,250	29,900
Custodian fees	20,287	8,220	11,361
Legal and audit fees	76,044	35,750	47,979
Chief compliance officer compensation	60,006	5,955	24,039
Registration expenses	8,663	28,383	28,658
Shareholder communications expenses	84,048	19,844	29,214
Shareholder services fees	256,551	33,521	83,335
Directors’ fees	90,734	9,368	38,307
Interest expense	2,054	340	684
Miscellaneous expenses	24,908	10,286	14,371
Total Expenses	3,900,551	476,500	1,417,726
Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	(579,265)	(117,978)	(247,362)
Net Expenses	3,321,286	358,522	1,170,364
Net Investment Income	4,627,749	343,910	1,794,717

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	20,774,809	3,444,114	7,722,161
Net change in unrealized appreciation/depreciation:
on investments	49,122,546	3,921,182	22,013,397
on foreign currency translations	(20)	(3)	—
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	69,897,335	7,365,293	29,735,558
Net Increase in Net Assets Resulting from Operations	$74,525,084	$7,709,203	$31,530,275

See accompanying notes to financial statements.

KEELEY Funds

Statements of Changes in Net Assets

For the Year Ended September 30,

	Small Cap Dividend Value Fund		Small-Mid Cap Value Fund		Mid Cap Dividend Value Fund
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income	$4,627,749	$5,413,866	$343,910	$382,295	$1,794,717	$1,900,584
Net realized gain on investments	20,774,809	10,257,503	3,444,114	2,188,853	7,722,161	4,504,511
Net change in unrealized appreciation on investments and foreign currency translations	49,122,526	16,798,115	3,921,179	2,670,025	22,013,397	8,129,017
Net Increase in Net Assets Resulting from Operations	74,525,084	32,469,484	7,709,203	5,241,173	31,530,275	14,534,112

Distributions to Shareholders:
Accumulated earnings
Class A	(7,165,488)	(23,455,514)	(945,120)	(1,477,891)	(642,849)	(563,143)
Class I	(5,476,883)	(18,208,247)	(1,570,634)	(2,575,791)	(5,491,511)	(4,835,787)
Total Distributions to Shareholders	(12,642,371)	(41,663,761)	(2,515,754)	(4,053,682)	(6,134,360)	(5,398,930)

Capital Share Transactions:
Proceeds from shares issued
Class A	3,770,944	4,102,953	119,090	169,424	1,029,118	703,190
Class I	5,782,147	7,969,454	1,392,836	449,156	2,595,511	2,961,201
	9,553,091	12,072,407	1,511,926	618,580	3,624,629	3,664,391
Proceeds from reinvestment of distributions
Class A	6,915,478	22,578,847	936,224	1,466,428	567,608	496,013
Class I	5,435,018	18,023,453	1,568,726	2,567,671	5,476,722	4,819,968
	12,350,496	40,602,300	2,504,950	4,034,099	6,044,330	5,315,981
Cost of shares redeemed
Class A	(32,386,579)	(27,604,849)	(1,776,102)	(2,120,001)	(1,399,998)	(3,424,767)
Class I	(31,394,070)	(32,616,859)	(4,328,743)	(6,449,780)	(13,785,320)	(14,465,280)
	(63,780,649)	(60,221,708)	(6,104,845)	(8,569,781)	(15,185,318)	(17,890,047)
Net Decrease in Net Assets from Capital Share Transactions	(41,877,062)	(7,547,001)	(2,087,969)	(3,917,102)	(5,516,359)	(8,909,675)

Net Increase/(Decrease) in Net Assets	20,005,651	(16,741,278)	3,105,480	(2,729,611)	19,879,556	225,507

Net Assets:
Beginning of year	270,348,010	287,089,288	26,972,626	29,702,237	109,742,462	109,516,955
End of year	$290,353,661	$270,348,010	$30,078,106	$26,972,626	$129,622,018	$109,742,462

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights

Selected data for a common share of capital stock outstanding throughout each year:

	Year Ended September 30,
Small Cap Dividend Value Fund	2024	2023	2022	2021	2020
Class A
Net Asset Value, Beginning of Year	$14.72	$15.32	$19.71	$12.84	$15.86
Income from Investment Operations:
Net Investment Income(a)	0.25	0.27	0.27	0.18	0.21
Net Realized and Unrealized Gain/(Loss) on Investments	4.12	1.40	(2.27)	6.90	(2.97)
Total from Investment Operations	4.37	1.67	(2.00)	7.08	(2.76)
Distributions:
Net Investment Income	(0.31)	(0.33)	(0.29)	(0.21)	(0.26)
Net Realized Gain on Investments	(0.41)	(1.94)	(2.10)	—	—
Total Distributions	(0.72)	(2.27)	(2.39)	(0.21)	(0.26)
Net Asset Value, End of Year	$18.37	$14.72	$15.32	$19.71	$12.84
Total Return †	30.24%	10.67%	(12.13)%	55.27%	(17.35)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Year (in 000’s)	$170,400	$156,054	$162,428	$208,680	$157,732
Net Investment Income	1.55%	1.68%	1.46%	0.98%	1.49%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.29%	1.29%	1.29%	1.29%	1.29%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.50%	1.50%	1.48%	1.47%	1.52%
Portfolio Turnover Rate	19%	21%	28%	26%	21%

Class I
Net Asset Value, Beginning of Year	$14.73	$15.31	$19.75	$12.87	$15.89
Income from Investment Operations:
Net Investment Income(a)	0.29	0.31	0.31	0.23	0.25
Net Realized and Unrealized Gain/(Loss) on Investments	4.12	1.41	(2.27)	6.91	(2.97)
Total from Investment Operations	4.41	1.72	(1.96)	7.14	(2.72)
Distributions:
Net Investment Income	(0.35)	(0.36)	(0.38)	(0.26)	(0.30)
Net Realized Gain on Investments	(0.41)	(1.94)	(2.10)	—	—
Total Distributions	(0.76)	(2.30)	(2.48)	(0.26)	(0.30)
Net Asset Value, End of Year	$18.38	$14.73	$15.31	$19.75	$12.87
Total Return †	30.55%	11.03%	(11.97)%	55.60%	(17.08)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Year (in 000’s)	$119,954	$114,294	$124,661	$167,682	$115,528
Net Investment Income	1.80%	1.94%	1.70%	1.22%	1.75%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.04%	1.04%	1.04%	1.04%	1.04%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.25%	1.25%	1.23%	1.22%	1.27%
Portfolio Turnover Rate	19%	21%	28%	26%	21%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights (Continued)

Selected data for a common share of capital stock outstanding throughout each year:

	Year Ended September 30,
Small-Mid Cap Value Fund	2024	2023	2022	2021	2020
Class A
Net Asset Value, Beginning of Year	$8.33	$8.15	$12.97	$8.84	$12.38
Income from Investment Operations:
Net Investment Income(a)	0.09	0.10	0.07	0.07	0.04
Net Realized and Unrealized Gain/(Loss) on Investments	2.33	1.29	(1.80)	4.64	(1.40)
Total from Investment Operations	2.42	1.39	(1.73)	4.71	(1.36)
Distributions:
Net Investment Income	(0.11)	(0.07)	(0.06)	(0.03)	(0.07)
Net Realized Gain on Investments	(0.68)	(1.14)	(3.03)	(0.55)	(2.11)
Total Distributions	(0.79)	(1.21)	(3.09)	(0.58)	(2.18)
Net Asset Value, End of Year	$9.96	$8.33	$8.15	$12.97	$8.84
Total Return †	30.24%	17.95%	(18.80)%	54.70%	(14.91)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Year (in 000’s)	$11,529	$10,296	$10,407	$14,943	$11,515
Net Investment Income	1.03%	1.12%	0.63%	0.59%	0.43%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.39%	1.39%	1.39%	1.39%	1.39%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.80%	1.79%	1.69%	1.63%	1.68%
Portfolio Turnover Rate	26%	17%	33%	37%	21%

Class I
Net Asset Value, Beginning of Year	$8.65	$8.47	$13.37	$9.10	$12.69
Income from Investment Operations:
Net Investment Income(a)	0.12	0.12	0.09	0.10	0.07
Net Realized and Unrealized Gain/(Loss) on Investments	2.43	1.34	(1.86)	4.78	(1.44)
Total from Investment Operations	2.55	1.46	(1.77)	4.88	(1.37)
Distributions:
Net Investment Income	(0.13)	(0.10)	(0.10)	(0.06)	(0.11)
Net Realized Gain on Investments	(0.71)	(1.18)	(3.03)	(0.55)	(2.11)
Total Distributions	(0.84)	(1.28)	(3.13)	(0.61)	(2.22)
Net Asset Value, End of Year	$10.36	$8.65	$8.47	$13.37	$9.10
Total Return †	30.73%	18.18%	(18.61)%	55.08%	(14.69)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Year (in 000’s)	$18,549	$16,677	$19,295	$32,101	$25,555
Net Investment Income	1.28%	1.38%	0.87%	0.83%	0.68%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.14%	1.14%	1.14%	1.14%	1.14%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.55%	1.54%	1.44%	1.38%	1.43%
Portfolio Turnover Rate	26%	17%	33%	37%	21%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights (Continued)

Selected data for a common share of capital stock outstanding throughout each year:

	Year Ended September 30,
Mid Cap Dividend Value Fund	2024	2023	2022	2021	2020
Class A
Net Asset Value, Beginning of Year	$25.59	$23.68	$26.40	$19.10	$22.60
Income from Investment Operations:
Net Investment Income(a)	0.36	0.37	0.34	0.18	0.26
Net Realized and Unrealized Gain/(Loss) on Investments	7.09	2.69	(2.73)	7.35	(3.26)
Total from Investment Operations	7.45	3.06	(2.39)	7.53	(3.00)
Distributions:
Net Investment Income	(0.37)	(0.40)	(0.33)	(0.23)	(0.31)
Net Realized Gain on Investments	(1.01)	(0.75)	—	—	(0.18)
Return of Capital	—	—	—	—	(0.01)
Total Distributions	(1.38)	(1.15)	(0.33)	(0.23)	(0.50)
Net Asset Value, End of Year	$31.66	$25.59	$23.68	$26.40	$19.10
Total Return †	29.83%	12.98%	(9.17)%	39.48%	(13.38)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Year (in 000’s)	$14,648	$11,617	$12,752	$15,163	$12,611
Net Investment Income	1.28%	1.39%	1.23%	0.73%	1.25%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.20%	1.20%	1.20%	1.20%	1.20%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.41%	1.41%	1.40%	1.38%	1.40%
Portfolio Turnover Rate	12%	15%	14%	21%	22%

Class I
Net Asset Value, Beginning of Year	$25.53	$23.62	$26.39	$19.09	$22.59
Income from Investment Operations:
Net Investment Income(a)	0.43	0.43	0.40	0.25	0.31
Net Realized and Unrealized Gain/(Loss) on Investments	7.07	2.70	(2.72)	7.34	(3.26)
Total from Investment Operations	7.50	3.13	(2.32)	7.59	(2.95)
Distributions:
Net Investment Income	(0.45)	(0.47)	(0.45)	(0.29)	(0.36)
Net Realized Gain on Investments	(1.00)	(0.75)	—	—	(0.18)
Return of Capital	—	—	—	—	(0.01)
Total Distributions	(1.45)	(1.22)	(0.45)	(0.29)	(0.55)
Net Asset Value, End of Year	$31.58	$25.53	$23.62	$26.39	$19.09
Total Return †	30.13%	13.29%	(8.96)%	39.84%	(13.15)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Year (in 000’s)	$114,974	$98,125	$96,765	$116,673	$101,482
Net Investment Income	1.53%	1.64%	1.48%	0.98%	1.51%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	0.95%	0.95%	0.95%	0.95%	0.95%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.16%	1.16%	1.15%	1.13%	1.15%
Portfolio Turnover Rate	12%	15%	14%	21%	22%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.

See accompanying notes to financial statements.

KEELEY Funds, Inc.

Notes to Financial Statements

1. Organization. KEELEY Funds, Inc. (the Corporation) was organized on April 7, 2005 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-ended investment company. The Corporation consists of three series, KEELEY Small Cap Dividend Value Fund (Small Cap Dividend Value Fund), KEELEY Small-Mid Cap Value Fund (Small-Mid Cap Value Fund), and KEELEY Mid Cap Dividend Value Fund (Mid Cap Dividend Value Fund) (each a Fund, and collectively, the Funds), each with two classes of shares: Class A and Class I.

The investment objectives of each Fund are as follows:

●	Small Cap Dividend Value Fund seeks to provide long term capital appreciation and current income through investments in equity securities with a small market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders.

●	Small-Mid Cap Value Fund seeks to provide long term capital appreciation through investments in equity securities of companies with a small or mid-sized market capitalization.

●	Mid Cap Dividend Value Fund seeks to provide long term capital appreciation and current income through investments in equity securities of companies with a mid-sized market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders.

The Funds’ investment adviser, Keeley-Teton Advisors, LLC (the “Adviser”) serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews and administers the Funds’ investment program and manages the operations of each Fund under the general supervision of the Company’s Board.

2. Significant Accounting Policies. As an investment company, the Corporation follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Corporation in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Keeley-Teton Advisors, LLC (the Adviser). Investments in open-end investment companies are valued at each underlying Fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case the security will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities for which quotations are not readily available are valued by the Funds’ investment adviser, Keeley-Teton Advisors, LLC, at their respective fair values as determined in good faith pursuant to procedures adopted by the Corporation’s Board. For each investment that is fair valued, the Adviser takes into consideration, to the extent applicable, various factors, including, but not limited to, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors. Securities fair valued by the Adviser are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3 in the fair value hierarchy depending on the observability of the inputs.

KEELEY Funds, Inc.

Notes to Financial Statements (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of September 30, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 09/30/24
SMALL CAP DIVIDEND VALUE FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$286,424,606	—	$286,424,606
U.S. Government Obligations	—	$3,860,565	3,860,565
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$286,424,606	$3,860,565	$290,285,171

SMALL-MID CAP VALUE FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	29,737,497	—	29,737,497
Warrants (a)	—	2	2
U.S. Government Obligations	—	333,103	333,103
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$29,737,497	$333,105	$30,070,602

MID CAP DIVIDEND VALUE FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	128,165,793	—	128,165,793
U.S. Government Obligations	—	1,398,899	1,398,899
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$128,165,793	$1,398,899	$129,564,692

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

KEELEY Funds, Inc.

Notes to Financial Statements (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in these funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Funds’ expenses. During the fiscal year ended September 30, 2024, Small Cap Dividend Value Fund and Mid Cap Dividend Value Fund did not invest in Acquired Funds. The Small-Mid Cap Value Fund’s pro rata portion of periodic expenses charged by the Acquired Funds was approximately 12 basis points.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends. Upon notification from issuers, distributions received from a REIT may be redesignated as a reduction of cost of investments and/or realized gain.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, utilization of tax equalization, and differing characterizations of distributions made by the Funds. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to reversal of prior year Real Estate Investment Trust adjustments. These reclassifications, presented in the table below, have no impact on the NAVs of the Funds.

	Accumulated Earnings/	Paid-in
	(Losses)	Capital
Small-Mid Cap Value Fund	$(252,328)	$252,328

The tax character of distributions paid during the fiscal years ended September 30, 2024 and 2023 was as follows:

	Small Cap Dividend Value Fund		Small-Mid Cap Value Fund				Mid Cap Dividend Value Fund
	Year Ended September 30,		Year Ended September 30,				Year Ended September 30,
	2024	2023	2024		2023		2024	2023
Ordinary income (inclusive of short term capital gains)	$5,443,386	$6,449,222	$414,464		$444,033		$1,834,983	$2,024,390
Net long term capital gains	7,198,985	35,214,539	2,355,635		3,872,171		4,299,377	3,374,540
Total distributions paid	$12,642,371	$41,663,761	$2,770,099	*	$4,316,204	*	$6,134,360	$5,398,930

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

KEELEY Funds, Inc.

Notes to Financial Statements (Continued)

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains.

At September 30, 2024, the components of accumulated earnings/losses on a tax basis were as follows:

	Small Cap Dividend Value Fund	Small-Mid Cap Value Fund	Mid Cap Dividend Value Fund
Undistributed ordinary income (inclusive of short term capital gains)	$1,456,453	$410,828	$167,494
Undistributed long term capital gain	18,286,595	2,725,192	7,482,292
Unrealized appreciation	85,748,177	10,026,456	45,738,017
Total accumulated earnings	$105,491,225	$13,162,476	$53,387,803

At September 30, 2024, the temporary differences between book basis and tax basis unrealized appreciation/depreciation on investments was primarily due to deferral of losses from wash sales.

The following summarizes the tax cost of investments and the related net unrealized appreciation at September 30, 2024:

	Small Cap Dividend Value Fund	Small-Mid Cap Value Fund	Mid Cap Dividend Value Fund
Aggregate cost of investments	$204,536,974	$20,044,143	$83,826,676
Gross unrealized appreciation	$97,184,023	$11,292,393	$48,913,281
Gross unrealized depreciation	(11,435,826)	(1,265,934)	(3,175,265)
Net unrealized appreciation	$85,748,197	$10,026,459	$45,738,016

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the fiscal year ended September 30, 2024, the Funds did not incur any income tax, interest, or penalties. As of September 30, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. The Funds’ federal and state tax returns for the prior three fiscal years remain open, subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreements and Other Transactions. The Corporation, on behalf of each Fund, has entered into an investment advisory agreement (the Agreement) with the Adviser, with whom certain officers and directors of the Corporation are affiliated, to furnish investment advisory services to that Fund. Under the terms of the Agreement, Small Cap Dividend Value Fund and Small-Mid Cap Value Fund each pay the Adviser a monthly fee at the annual rate of 1.00% of the Fund’s first $350 million of average daily net assets, 0.90% for net assets greater than $350 million but less than $700 million, and 0.80% in excess of $700 million of the Fund’s average daily net assets. Mid Cap Dividend Value Fund pays the Adviser a monthly fee at the annual rate of 0.90% of the Fund’s first $700 million of average daily net assets and 0.80% for net assets greater than $700 million.

The Adviser has contractually agreed to waive a portion of its fees and/or reimburse expenses with respect to each Fund until February 28, 2025 (the Expense Cap Agreement), such that total expenses, exclusive of taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of a Fund’s securities will not exceed the following amounts of average daily net assets of the respective Fund:

	Class A	Class I
Small Cap Dividend Value Fund	1.29%	1.04%
Small-Mid Cap Value Fund	1.39%	1.14%
Mid Cap Dividend Value Fund	1.20%	0.95%

KEELEY Funds, Inc.

Notes to Financial Statements (Continued)

Any reimbursements or fee waivers made by the Adviser to a Fund are subject to repayment by the Fund, to the extent that the Fund is able to make the repayment within its Expense Cap Agreement. However, the repayment of previously waived expenses is limited to amounts that do not cause the aggregate operating expenses of the Fund to exceed the current expense cap or the expense cap in place at the time the waiver was generated. The Adviser did not recoup any fees previously waived or reimbursed under the Expense Cap Agreement for the fiscal year ended September 30, 2024. The table below indicates the amount of fees contingently available for recoupment by the Adviser in future periods:

As of September 30, 2024, the cumulative unreimbursed amounts which may be recovered by the Adviser are as follows:

	For the year ended September 30, 2022, expiring September 30, 2025	For the year ended September 30, 2023, expiring September 30, 2026	For the year ended September 30, 2024, expiring September 30, 2027	Total
Small Cap Dividend Value Fund	$676,027	$645,723	$579,265	$1,901,015
Small-Mid Cap Value Fund	120,296	118,809	117,978	357,083
Mid Cap Dividend Value Fund	252,425	248,028	247,362	747,815

Any waiver or reimbursement is subject to later adjustment during the term of each Fund’s investment advisory agreement to allow Keeley-Teton to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps. Keeley-Teton, however, will only be entitled to recoup such amounts for a period of three years following the fiscal year in which such amount was waived or reimbursed.

4. Distribution Plan. The Corporation’s Board has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Class A Shares. The Plan is designed to finance or assist in the financing of any activity primarily intended to result in the sale of Class A Shares by G.distributors, LLC (the Distributor), an affiliate of the Adviser, with whom certain officers and directors of the Corporation are affiliated, and to permit the Corporation to compensate the Distributor and other dealers of its shares. Each Fund paid the Distributor and each dealer a monthly fee at the annual rate of 0.25% of the average daily net assets of Fund shares beneficially owned by the Distributor’s and each dealer’s existing brokerage clients. The Plan can be continued in effect from year to year if such continuance is approved annually by the Board of the Corporation, including the vote of a majority of the Independent Directors.

For the fiscal year ended September 30, 2024, Small Cap Dividend Value Fund – Class A expensed $408,855 in distribution fees, of which $298 was paid to the Distributor; Small-Mid Cap Value Fund – Class A expensed $27,581 in distribution fees, of which $299 was paid to the Distributor; and Mid Cap Dividend Value Fund – Class A expensed $33,466 in distribution fees, of which $24 was paid to the Distributor. The distribution fees paid to the Distributor are unaudited.

The Corporation has adopted a Shareholder Servicing Agreement for all of its Funds and their Classes. The Corporation has retained the Adviser to serve as the shareholder servicing agent for the Funds pursuant to the Shareholder Servicing Agreement. Under the Shareholder Servicing Agreement, the Corporation will pay the Adviser a monthly fee calculated at an annual rate of 0.05% of each Fund’s average daily net assets for providing support services to investors who beneficially own shares of a Fund. The Shareholder Servicing Agreement may be continued in effect from year to year if such continuance is approved annually by the Board of the Corporation, including the vote of a majority of the Independent Directors. For the fiscal year ended September 30, 2024, the Adviser received $139,922, $14,500, and $59,801 from Small Cap Dividend Value Fund, Small-Mid Cap Value Fund, and Mid Cap Dividend Value Fund, respectively.

5. Portfolio Securities. Purchases and sales (including maturities) of securities during the fiscal year ended September 30, 2024, other than short term securities, are as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)
Small Cap Dividend Value Fund	$51,651,853	$100,207,900
Small-Mid Cap Value Fund	7,362,394	11,258,928
Mid Cap Dividend Value Fund	14,646,650	24,655,158

6. Transactions with Affiliates and Other Arrangements. During the fiscal year ended September 30, 2024, the Distributor retained a total of $621 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

KEELEY Funds, Inc.

Notes to Financial Statements (Continued)

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the fiscal year ended September 30, 2024, Small Cap Dividend Value Fund, Small-Mid Cap Value Fund, and Mid Cap Dividend Value Fund accrued $69,961, $7,250, and $29,900, respectively, in the Statements of Operations, in connection with the cost of computing these Funds’ NAVs.

As per the approval of the Board, the Funds are allocated a portion of the Chief Compliance Officer’s compensation cost. For the fiscal year ended September 30, 2024, the Funds paid or accrued $90,000 in chief compliance officer compensation in the Statements of Operations.

The Adviser has an administration agreement for each of the Funds with Gabelli Funds, LLC, which has entered into an agreement with BNY Mellon Investment Servicing (US) Inc. to provide certain administrative services to the Funds.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $10,000 plus $2,000 for each Board meeting attended, and they are reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, and the Chairman of the Audit Committee receives a $25,000 annual fee. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Funds participate in an unsecured line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $75,000,000 under which they may each borrow up to 10% of their net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statements of Operations. At September 30, 2024, there were no borrowings outstanding under the line of credit.

During the fiscal year ended September 30, 2024, the Small-Mid Cap Dividend Value Fund borrowed $199,000 for one day at a weighted average interest rate of 6.58%. During the fiscal year ended September 30, 2024, the Mid Cap Dividend Value Fund and the Small Cap Dividend Value Fund did not borrow under the line of credit.

8. Significant Shareholder. As of September 30, 2024, 11.7%, 13.5%, and 42.7% of Small Cap Dividend Value Fund, Small-Mid Cap Value Fund, and Mid Cap Dividend Value Fund, respectively, were beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

9. Capital Stock. The Funds offer two classes of shares - Class A Shares and Class I Shares. The public offering price for Class A Shares is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 4.50%. The public offering price for Class I Shares is the net asset value. As noted in the Funds’ prospectus, Class I is an institutional class and does not charge a sales load or a 12b-1 fee to its shareholders.

Transactions in shares of capital stock were as follows:

	Small Cap Dividend Value Fund		Small-Mid Cap Value Fund		Mid Cap Dividend Value Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
Class A
Shares sold	231,871	257,652	13,255	19,911	38,565	26,152
Shares issued upon reinvestment of distributions	417,473	1,483,690	106,028	187,044	20,067	19,408
Shares redeemed	(1,973,913)	(1,744,438)	(198,727)	(246,876)	(49,879)	(130,091)
Net increase/(decrease) in Class A Shares	(1,324,569)	(3,096)	(79,444)	(39,921)	8,753	(84,531)

Class I
Shares sold	355,548	501,436	150,961	51,258	92,000	111,221
Shares issued upon reinvestment of distributions	327,696	1,183,658	171,258	315,827	193,858	189,015
Shares redeemed	(1,916,992)	(2,064,014)	(458,960)	(716,289)	(489,048)	(552,268)
Net decrease in Class I Shares	(1,233,748)	(378,920)	(136,741)	(349,204)	(203,190)	(252,032)

10. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

KEELEY Funds, Inc.

Notes to Financial Statements (Continued)

11. Subsequent Events. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of KEELEY Funds, Inc. and Shareholders of KEELEY Small Cap Dividend Value Fund, KEELEY Small-Mid Cap Value Fund and KEELEY Mid Cap Dividend Value Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of KEELEY Small Cap Dividend Value Fund, KEELEY Small-Mid Cap Value Fund and KEELEY Mid Cap Dividend Value Fund (constituting KEELEY Funds, Inc., hereafter collectively referred to as the “Funds”) as of September 30, 2024, the related statements of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2024 and each of the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

November 27, 2024

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

KEELEY Funds, Inc.

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, each Fund has established a liquidity risk management program (collectively, the LRM Program) to govern their approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 15, 2024, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that each Fund is primarily invested in highly liquid securities and, accordingly, continue to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, each Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to each Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

2024 Tax Notice to Shareholders (Unaudited)

KEELEY Small Cap Dividend Value Fund – During the fiscal year ended September 30, 2024, the Fund paid to shareholders ordinary income dividends totaling $0.4300 and $0.4687 per share for Class A and Class I, respectively. During the fiscal year ended September 30, 2024, the Fund paid to shareholders long term capital gains totaling $7,198,985. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Directors. For the fiscal year ended September 30, 2024, 76.98% of the ordinary income dividend qualifies for the dividend received deduction available to corporations. The Fund designates 86.19% of the ordinary income distributions as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 3.25% of the ordinary income distributions as qualified interest income, pursuant to the American Jobs Creation Act of 2004.

KEELEY Small-Mid Cap Value Fund – During the fiscal year ended September 30, 2024, the Fund paid to shareholders ordinary income dividends totaling $0.1103 and $0.1330 per share for Class A and Class I, respectively. During the fiscal year ended September 30, 2024, the Fund paid to shareholders long term capital gains totaling $2,355,635. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Directors. For the fiscal year ended September 30, 2024, 97.87% of the ordinary income dividend qualifies for the dividend received deduction available to corporations. The Fund designates 100% of the ordinary income distributions as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 4.06% of the ordinary income distributions as qualified interest income, pursuant to the American Jobs Creation Act of 2004.

KEELEY Mid Cap Dividend Value Fund – During the fiscal year ended September 30, 2024, the Fund paid to shareholders ordinary income dividends (inclusive of short term capital gains) totaling $0.4150 and $0.4820 per share for Class A and Class I, respectively. During the fiscal year ended September 30, 2024, the Fund paid to shareholders long term capital gains totaling $4,299,377. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Directors. For the fiscal year ended September 30, 2024, 100% of the ordinary income dividend qualifies for the dividend received deduction available to corporations. The Fund designates 100% of the ordinary income distributions as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 4.17% of the ordinary income distributions as qualified interest income, pursuant to the American Jobs Creation Act of 2004. The Fund designates 100% of the ordinary income distribution as qualified short term capital gain pursuant to the American Jobs Creation Act of 2004.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the fiscal year ended September 30, 2024 which was derived from U.S. Treasury securities was 2.56%, 2.21% and 3.64% for KEELEY Small Cap Dividend Value Fund, KEELEY Small-Mid Cap Value Fund, and KEELEY Mid Cap Dividend Value Fund, respectively. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The KEELEY Funds did not meet this strict requirement in 2024. The percentage of U.S. Government securities held as of September 30, 2024 was 1.3%, 1.1% and 1.1% for KEELEY Small Cap Dividend Value Fund, KEELEY Small-Mid Cap Value Fund, and KEELEY Mid Cap Dividend Value Fund, respectively. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Keeley Funds and Your Personal Privacy

Protecting your personal information is an important priority for us. The Funds’ privacy policy is designed to support this objective. We collect nonpublic personal information about you from the following sources:

●	Information we receive from you on applications or on other forms; correspondence or conversations, such as your name, address, social security number, assets, income, and date of birth.

●	Information about your transactions with us, our affiliates or others, such as your account numbers and balances, transaction history, parties to transactions, cost basis information, and other financial information.

The Funds restrict access to your nonpublic information by maintaining physical, electronic, and procedural safeguards.

The Funds do not disclose any nonpublic information about their current or former customers to nonaffiliated third parties, except as permitted by law. G.distributors, LLC. is the Distributor and Keeley-Teton Advisors, LLC. is the Investment Adviser for the Keeley Funds and are both affiliates of the Keeley Funds. We may share your nonpublic information with affiliates who require such information to provide products or services to you. You may request that we not share your nonpublic information with our affiliates for use by them in marketing products or services to you by calling us toll-free at 1-800-422-3554. We will honor your choice until you tell us otherwise. If you have a joint account, your instruction will be applied to all account holders on that account.

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KEELEY Small Cap Dividend Value Fund

KEELEY Small-Mid Cap Value Fund

KEELEY Mid Cap Dividend Value Fund

141 West Jackson Blvd., Suite 2150

Chicago, Illinois 60604

General and Account Information:

800-422-3554

fax: 312-786-5003

website: keeleyfunds.com

e-mail: info@keeleyteton.com

Board of Directors

LAURA D. ALTER Former Managing Director and Senior Partner of Fixed Income, Harris Investments	NICHOLAS F. GALLUCCIO* Co-Chairman, Teton Advisors, Inc.	SEAN LOWRY Former Executive Vice President, Pacor Mortgage Corp.

ANTHONY S. COLAVITA Attorney, Anthony S. Colavita, P.C.	KEVIN M. KEELEY* Co-Chairman, Executive Chairman, and President Keeley-Teton Advisors, LLC President, Keeley Funds, Inc.	MICHAEL J. MELARKEY Of Counsel, McDonald Carano Wilson LLP

JAMES P. CONN Former Managing Director and Chief Investment Officer, Financial Security Assurance Holdings Ltd.	JEROME J. KLINGENBERGER Executive Vice President and Chief Financial Officer Grayhill, Inc.

* Interested Directors

Officers

KEVIN M. KEELEY President	JOHN C. BALL Treasurer	PETER GOLDSTEIN Secretary and Vice President

RICHARD J. WALZ	THOMAS E. BROWNE Jr.
Chief Compliance Officer	Vice President

Investment Adviser Keeley-Teton Advisors, LLC Custodian State Street Bank and Trust Company	Distributor G.distributors, LLC Legal Counsel Paul Hastings LLP

This report is submitted for the information of the shareholders of the KEELEY Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABKLQ324AR

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

KEELEY Funds

Financial Highlights

Selected data for a common share of capital stock outstanding throughout each year:

	Year Ended September 30,
Small Cap Dividend Value Fund	2024	2023	2022	2021	2020
Class A
Net Asset Value, Beginning of Year	$14.72	$15.32	$19.71	$12.84	$15.86
Income from Investment Operations:
Net Investment Income(a)	0.25	0.27	0.27	0.18	0.21
Net Realized and Unrealized Gain/(Loss) on Investments	4.12	1.40	(2.27)	6.90	(2.97)
Total from Investment Operations	4.37	1.67	(2.00)	7.08	(2.76)
Distributions:
Net Investment Income	(0.31)	(0.33)	(0.29)	(0.21)	(0.26)
Net Realized Gain on Investments	(0.41)	(1.94)	(2.10)	—	—
Total Distributions	(0.72)	(2.27)	(2.39)	(0.21)	(0.26)
Net Asset Value, End of Year	$18.37	$14.72	$15.32	$19.71	$12.84
Total Return †	30.24%	10.67%	(12.13)%	55.27%	(17.35)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Year (in 000’s)	$170,400	$156,054	$162,428	$208,680	$157,732
Net Investment Income	1.55%	1.68%	1.46%	0.98%	1.49%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.29%	1.29%	1.29%	1.29%	1.29%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.50%	1.50%	1.48%	1.47%	1.52%
Portfolio Turnover Rate	19%	21%	28%	26%	21%

Class I
Net Asset Value, Beginning of Year	$14.73	$15.31	$19.75	$12.87	$15.89
Income from Investment Operations:
Net Investment Income(a)	0.29	0.31	0.31	0.23	0.25
Net Realized and Unrealized Gain/(Loss) on Investments	4.12	1.41	(2.27)	6.91	(2.97)
Total from Investment Operations	4.41	1.72	(1.96)	7.14	(2.72)
Distributions:
Net Investment Income	(0.35)	(0.36)	(0.38)	(0.26)	(0.30)
Net Realized Gain on Investments	(0.41)	(1.94)	(2.10)	—	—
Total Distributions	(0.76)	(2.30)	(2.48)	(0.26)	(0.30)
Net Asset Value, End of Year	$18.38	$14.73	$15.31	$19.75	$12.87
Total Return †	30.55%	11.03%	(11.97)%	55.60%	(17.08)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Year (in 000’s)	$119,954	$114,294	$124,661	$167,682	$115,528
Net Investment Income	1.80%	1.94%	1.70%	1.22%	1.75%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.04%	1.04%	1.04%	1.04%	1.04%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.25%	1.25%	1.23%	1.22%	1.27%
Portfolio Turnover Rate	19%	21%	28%	26%	21%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights (Continued)

Selected data for a common share of capital stock outstanding throughout each year:

	Year Ended September 30,
Small-Mid Cap Value Fund	2024	2023	2022	2021	2020
Class A
Net Asset Value, Beginning of Year	$8.33	$8.15	$12.97	$8.84	$12.38
Income from Investment Operations:
Net Investment Income(a)	0.09	0.10	0.07	0.07	0.04
Net Realized and Unrealized Gain/(Loss) on Investments	2.33	1.29	(1.80)	4.64	(1.40)
Total from Investment Operations	2.42	1.39	(1.73)	4.71	(1.36)
Distributions:
Net Investment Income	(0.11)	(0.07)	(0.06)	(0.03)	(0.07)
Net Realized Gain on Investments	(0.68)	(1.14)	(3.03)	(0.55)	(2.11)
Total Distributions	(0.79)	(1.21)	(3.09)	(0.58)	(2.18)
Net Asset Value, End of Year	$9.96	$8.33	$8.15	$12.97	$8.84
Total Return †	30.24%	17.95%	(18.80)%	54.70%	(14.91)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Year (in 000’s)	$11,529	$10,296	$10,407	$14,943	$11,515
Net Investment Income	1.03%	1.12%	0.63%	0.59%	0.43%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.39%	1.39%	1.39%	1.39%	1.39%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.80%	1.79%	1.69%	1.63%	1.68%
Portfolio Turnover Rate	26%	17%	33%	37%	21%

Class I
Net Asset Value, Beginning of Year	$8.65	$8.47	$13.37	$9.10	$12.69
Income from Investment Operations:
Net Investment Income(a)	0.12	0.12	0.09	0.10	0.07
Net Realized and Unrealized Gain/(Loss) on Investments	2.43	1.34	(1.86)	4.78	(1.44)
Total from Investment Operations	2.55	1.46	(1.77)	4.88	(1.37)
Distributions:
Net Investment Income	(0.13)	(0.10)	(0.10)	(0.06)	(0.11)
Net Realized Gain on Investments	(0.71)	(1.18)	(3.03)	(0.55)	(2.11)
Total Distributions	(0.84)	(1.28)	(3.13)	(0.61)	(2.22)
Net Asset Value, End of Year	$10.36	$8.65	$8.47	$13.37	$9.10
Total Return †	30.73%	18.18%	(18.61)%	55.08%	(14.69)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Year (in 000’s)	$18,549	$16,677	$19,295	$32,101	$25,555
Net Investment Income	1.28%	1.38%	0.87%	0.83%	0.68%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.14%	1.14%	1.14%	1.14%	1.14%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.55%	1.54%	1.44%	1.38%	1.43%
Portfolio Turnover Rate	26%	17%	33%	37%	21%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights (Continued)

Selected data for a common share of capital stock outstanding throughout each year:

	Year Ended September 30,
Mid Cap Dividend Value Fund	2024	2023	2022	2021	2020
Class A
Net Asset Value, Beginning of Year	$25.59	$23.68	$26.40	$19.10	$22.60
Income from Investment Operations:
Net Investment Income(a)	0.36	0.37	0.34	0.18	0.26
Net Realized and Unrealized Gain/(Loss) on Investments	7.09	2.69	(2.73)	7.35	(3.26)
Total from Investment Operations	7.45	3.06	(2.39)	7.53	(3.00)
Distributions:
Net Investment Income	(0.37)	(0.40)	(0.33)	(0.23)	(0.31)
Net Realized Gain on Investments	(1.01)	(0.75)	—	—	(0.18)
Return of Capital	—	—	—	—	(0.01)
Total Distributions	(1.38)	(1.15)	(0.33)	(0.23)	(0.50)
Net Asset Value, End of Year	$31.66	$25.59	$23.68	$26.40	$19.10
Total Return †	29.83%	12.98%	(9.17)%	39.48%	(13.38)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Year (in 000’s)	$14,648	$11,617	$12,752	$15,163	$12,611
Net Investment Income	1.28%	1.39%	1.23%	0.73%	1.25%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.20%	1.20%	1.20%	1.20%	1.20%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.41%	1.41%	1.40%	1.38%	1.40%
Portfolio Turnover Rate	12%	15%	14%	21%	22%

Class I
Net Asset Value, Beginning of Year	$25.53	$23.62	$26.39	$19.09	$22.59
Income from Investment Operations:
Net Investment Income(a)	0.43	0.43	0.40	0.25	0.31
Net Realized and Unrealized Gain/(Loss) on Investments	7.07	2.70	(2.72)	7.34	(3.26)
Total from Investment Operations	7.50	3.13	(2.32)	7.59	(2.95)
Distributions:
Net Investment Income	(0.45)	(0.47)	(0.45)	(0.29)	(0.36)
Net Realized Gain on Investments	(1.00)	(0.75)	—	—	(0.18)
Return of Capital	—	—	—	—	(0.01)
Total Distributions	(1.45)	(1.22)	(0.45)	(0.29)	(0.55)
Net Asset Value, End of Year	$31.58	$25.53	$23.62	$26.39	$19.09
Total Return †	30.13%	13.29%	(8.96)%	39.84%	(13.15)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Year (in 000’s)	$114,974	$98,125	$96,765	$116,673	$101,482
Net Investment Income	1.53%	1.64%	1.48%	0.98%	1.51%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	0.95%	0.95%	0.95%	0.95%	0.95%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.16%	1.16%	1.15%	1.13%	1.15%
Portfolio Turnover Rate	12%	15%	14%	21%	22%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.

See accompanying notes to financial statements.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

Anthony S. Colavita	$19,000
James P. Conn	$18,000
Michael J. Melarkey	$18,000
Laura D. Alter	$20,000
Sean Lowry	$18,000
Jerome J. Klingenberger	$45,000

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers; $0 and

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the 1940 Act contemplates that the Board of Directors (the Board) of the Fund, including a majority of the Directors who have no direct or indirect interest in the investment management agreement and are not interested persons of the Corporation, as defined in the 1940 Act (the Independent Board Members), are required annually to review and re-approve the terms of the Fund’s existing Management Agreement (the Agreement) and approve any newly proposed terms therein. At a meeting held on August 21, 2024, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Manager and the re-approval of the Management Agreement.

In determining whether to approve the continuance of the Management Agreement, the Board Members considered the following information:

1)	The nature, extent and quality of services provided by the Adviser.

The Board reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreements and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Funds, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board considered that the Adviser also provided, at its expense, office facilities for use by the Funds and supervisory personnel responsible for supervising the performance of administrative, accounting and related services including, for the Funds, monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board noted that, in addition to managing the investment program for the Funds, the Adviser provided certain non-advisory and compliance services, including services under the Funds’ Rule 38a-1 compliance program.

The Board also considered that the Adviser paid for all compensation of officers and Board Members of the Trust who are affiliated with the Adviser. The Board evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser, at its own expense, had engaged, BNY to assist it in performing certain of its administrative functions. The Board concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year and that the quality of service continued to be high.

The Board reviewed the personnel responsible for providing services to the Funds and concluded, based on their experience and interaction with the Adviser, that: (i) the Adviser was able to retain quality personnel; (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreements; (iii) the Adviser was responsive to requests of the Board; (iv) the scope and depth of the Adviser’s resources was adequate; and (v) the Adviser had kept the Board apprised of developments relating to the Funds and the industry in general. The Board also focused on the Adviser’s reputation and long-standing relationship with the Funds. The Board also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Funds.

2)	The performance of the Funds and the Adviser.

The Board reviewed the investment performance of the Funds, on an absolute basis, as compared with a Broadridge peer group of other SEC registered funds, and against the Funds’ broad-based securities market benchmarks as reflected in the Funds’ prospectuses and annual report. The peer groups considered by the Board were developed by Broadridge and, for each Fund, were comprised of funds within the same Broadridge peer group category (each, a “Performance Peer Group,” and together, the “Performance Peer Groups”), regardless of asset size or primary channel of distribution. The Board considered the Funds’ one-, three-, and five-year average total returns for the period ended June 30, 2024, against the average total returns and the median total returns of their Performance Peer Group. The Funds’ performance against their Performance Peer Groups was considered by the Board as providing an objective comparative benchmark against which the Funds’ performance could be assessed. In general, the Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Funds’ shareholders the total return performance that was available in the marketplace, given the Funds’ investment objectives, strategies, limitations, and restrictions. In reviewing the Media Mogul Fund’s performance against its Performance Peer Group, the Board noted that the Media Mogul Fund’s performance was below the median for the one-, three-, and five-year periods. In reviewing the Pet Parents’ Fund’s performance against its Performance Peer Group, the Board noted that the Pet Parents’ Fund’s performance was above the median for the one- and five-year periods and below the median for the three-year period. The Board Members concluded that the each Fund’s performance was reasonable in comparison to that of its Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its responsibilities under the Advisory Agreements. The Board concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreements and to continue to provide the high quality services that it has provided to the Funds to date.

3)	The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Funds.

In connection with the Board’s consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from their relationship with the Funds, the Board considered a number of factors. First, the Board compared the level of the advisory fee for the Funds against comparative Broadridge expense peer groups (each an “Expense Peer Group,” and together, the “Expense Peer Groups”). The Board also considered comparative non-advisory fee expenses and comparative total fund expenses of the Funds and the Expense Peer Groups. The Board considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. The Board noted that the Funds operated pursuant to Expenses Limitation Agreements with the Adviser wherein the Adviser had agreed to limit a portion of its fee or reimburse each Fund for a portion of its expenses necessary to limit each Fund’s total operating expenses to the level set forth in their prospectuses. The Board noted that, as of June 30, 2024, the total expense ratio for the Media Mogul Fund was above the median of its Expense Peer Group, and that the actual advisory fee for Media Mogul Fund was lower than most of the funds in its Expense Peer Group. The Board further noted that, as of June 30, 2024, the total expense ratio for the Pet Parents’ Fund was below the median of its Expense Peer Group and that the effective advisory fee for the Pet Parents’ Fund was below the median of its Expense Peer Group.

The Board also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies with similar investment objectives and to separate accounts, noting that in some cases the fees charged by the Adviser were higher and, in other cases lower than the fees charged to the Funds. In evaluating this information, the Board considered the difference in services provided by the Adviser to these other accounts. In particular, the Board considered the differences in risks involved in managing separate accounts and the Funds from a compliance and regulatory perspective.

The Board also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Funds and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board reviewed pro forma income statements of the Adviser for the year ended December 31, 2023. The Board considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to each of the Funds. With respect to the analysis of the Funds, the Board received an analysis based on the Funds’ average net assets during the period as well as a pro forma analysis of profitability at higher and lower asset levels. The Board concluded that the profitability of the Funds to the Adviser under either analysis was not excessive.

4)	The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

With respect to the Board’s consideration of economies of scale, the Board discussed whether economies of scale would be realized by the Funds at higher asset levels. The Board also reviewed data from the Expense Peer Groups to assess whether the funds in the Expense Peer Groups had advisory fee breakpoints and, if so, at what asset levels. The Board also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board concluded that, under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Funds were to experience significant asset growth. In the event there was to be significant asset growth, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors.

In addition to the above factors, the Board also discussed other benefits received by the Adviser from its management of the Funds. The Board considered that the Adviser does use soft dollars in connection with its management of the Funds.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Funds’ advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the continuation of the Funds’ Advisory Agreements. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Keeley Funds, Inc.

By (Signature and Title)*	/s/ Kevin Keeley
Kevin Keeley, Principal Executive Officer

Date	12/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin Keeley
Kevin Keeley, Principal Executive Officer

Date	12/5/24

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	12/5/24

*	Print the name and title of each signing officer under his or her signature.